Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Company's Benefit for Income Taxes	The Company’s provision (benefit) for income taxes consists of the following for the year ended December 31, 2022 and 2021:
	2022	2021
Deferred:
Federal	$(1,600,538)	$(2,302,762)
State and local	(688,620)	(477,375)
Total deferred	(2,289,158)	(2,780,137)
Total provision (benefit) for income taxes	(2,289,158)	(2,780,137)
Less: valuation allowance	2,289,158	2,780,137
Income tax provision	$—	$—

Schedule of Reconciliation of the Federal Statutory Rate	A reconciliation of the federal statutory rate to 0.0% for the year ended December 31, 2022 and 2021 to the effective rate for income from operations before income taxes is as follows:
	2022	2021

Benefit for income taxes at federal statutory rate	21.0%	21.0%
State and local income taxes, net of federal benefit	3.9	3.9
Goodwill impairment	—	—
Change in state rate	—	—
Less valuation allowance	(24.9)	(24.9)
Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets (Liabilities)	The tax effects of these temporary differences along with the net operating losses, net of an allowance for credits, have been recognized as deferred tax assets (liabilities) at December 31, 2022 and 2021 as follows:
	2022	2021
Net operating loss carryforward	$8,155,944	$6,480,539
Bad debt reserve	37,734	239,334
Employee stock compensation	2,031,628	1,231,564
Intangible assets	(467,395)	(488,958)
Depreciation	(165,336)	(131,437)
Accrued expenses	74,801	47,184
Charity	213	205
Net deferred tax asset	9,667,589	7,378,431
Valuation allowance	(9,667,589)	(7,378,431)
Net deferred tax asset	$—	$—